UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Muni
Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing
address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 – Schedule of Investments

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)			(Percentages shown are based on Net Assets)

			Par
State	Municipal Bonds		(000)	Value

Alabama - 2.2%	Jefferson County, Alabama, Limited Obligation School
	Warrants, Series A, 5.50%, 1/01/21		$ 5,500	$ 3,314,410
	Jefferson County, Alabama, Limited Obligation School
	Warrants, Series A, 5.25%, 1/01/23		6,500	4,094,870
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
	Residential Care Facility Revenue Bonds
	(Capstone Village, Inc. Project), Series A, 5.625%,
	8/01/25 (a)(b)		6,600	3,183,444

				10,592,724

Arizona - 2.5%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project 1), Series A, 6.625%, 7/01/20		2,820	2,115,367
	Navajo County, Arizona, IDA, IDR (Stone Container
	Corporation Project), AMT, 7.20%, 6/01/27 (a)(b)		1,500	90,000
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project), Series C, 6.70%, 7/01/21		980	860,440
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project), Series K, 6.375%, 7/01/13 (c)		820	970,044
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona
	Charter Schools Project), Series K, 6.375%, 7/01/31		930	696,198
	Salt River Project, Arizona, Agriculture Improvement and Power
	District, Electric System Revenue Bonds, Series A,
	5%, 1/01/25		4,000	4,117,880
	Vistancia Community Facilities District, Arizona, GO,
	5%, 7/15/14		3,630	3,391,328

				12,241,257

California - 15.2% California Pollution Control Financing Authority, PCR,
	Refunding (Pacific Gas & Electric), AMT, Series A, 5.35%,
	12/01/16 (d)		17,730	16,975,943
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Republic Services, Inc. Project),
	AMT, Series B, 5.25%, 6/01/23		750	654,405
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management, Inc. Project),
	AMT, Series A-2, 5.40%, 4/01/25		1,240	1,039,604
	California State Department of Water Resources, Power
	Supply Revenue Bonds, Series A, 5.375%, 5/01/12 (c)		5,000	5,651,650

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development
EDA	Economic Development Authority		Revenue Bonds
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
		VRDN	Variable Rate Demand Notes

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	California State, GO, 5.50%, 4/01/14 (c)	$ 14,795	$ 17,279,228
	California State, GO, 5.50%, 4/01/28	15	15,098
	California State, GO, Refunding, 5.25%, 2/01/27 (d)	5,000	4,953,950
	California State Public Works Board, Lease Revenue Bonds
	(Department of Corrections), Series C, 5.50%, 6/01/20	10,000	10,217,200
	California Statewide Communities Development Authority,
	Health Facility Revenue Bonds (Memorial Health Services),
	Series A, 6%, 10/01/23	2,500	2,519,625
	Golden State Tobacco Securitization Corporation of
	California, Tobacco Settlement Revenue Refunding Bonds,
	Senior Series A-1, 5%, 6/01/15	5,000	4,546,700
	Los Angeles, California, Regional Airports Improvement
	Corporation, Facilities Lease Revenue Refunding Bonds
	(LAXFUEL Corporation - Los Angeles International Airport),
	AMT, 5.50%, 1/01/32 (e)	1,435	1,248,436
	Rowland, California, Unified School District, GO (Election of
	2000), Series B, 5.25%, 8/01/27 (f)	1,515	1,535,816
	Sacramento, California, Special Tax (North Natomas
	Community Facilities), Series 4-C, 5.60%, 9/01/20	585	499,409
	Sacramento, California, Special Tax (North Natomas
	Community Facilities), Series 4-C, 5.75%, 9/01/22	1,715	1,433,346
	Sacramento, California, Special Tax (North Natomas
	Community Facilities), Series 4-C, 5.90%, 9/01/23	500	419,850
	Sacramento, California, Special Tax (North Natomas
	Community Facilities), Series 4-C, 6%, 9/01/28	2,990	2,399,266
	Tustin, California, Unified School District, Senior Lien Special Tax
	Bonds (Community Facilities District Number 97-1),
	Series A, 5%, 9/01/32 (f)	2,610	2,445,492

			73,835,018

Colorado - 2.7%	Adams County, Colorado, COP, 4.50%, 12/01/22	2,555	2,512,383
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.10%, 9/01/14	700	688,891
	Montrose, Colorado, Memorial Hospital, Revenue Bonds,
	6.375%, 12/01/23	2,250	2,011,252
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation
	Revenue Bonds (Public Improvement Fees), 7.50%, 12/01/15	7,500	6,984,300
	Southlands Metropolitan District Number 1, Colorado, GO,
	6.75%, 12/01/14 (c)	1,000	1,175,890

			13,372,716

Connecticut - 0.6%	Connecticut State Development Authority, Airport Facility
	Revenue Bonds (Learjet, Inc. Project), AMT, 7.95%, 4/01/26	1,160	995,002
	Connecticut State Development Authority, PCR, Refunding
	(Connecticut Light and Power Company), Series A,
	5.85%, 9/01/28	2,000	1,905,100

			2,900,102

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Florida - 6.2%	Harbor Bay, Florida, Community Development District, Capital
	Improvement Special Assessment Bonds, 6.75%, 5/01/34	$ 2,860	$ 1,910,251
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Adventist Health System), Series G,
	5.125%, 11/15/16 (c)	35	40,514
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, 5.75%,
	10/01/19 (d)(g)	5,500	5,503,740
	Miami-Dade County, Florida, Water and Sewer Revenue
	Refunding Bonds, Series C, 5%, 10/01/23 (h)	10,000	10,274,200
	Midtown Miami, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6%, 5/01/24	3,465	2,437,454
	Midtown Miami, Florida, Community Development District, Special
	Assessment Revenue Bonds, Series B, 6.50%, 5/01/37	1,975	1,290,248
	Orlando, Florida, Urban Community Development District, Capital
	Improvement Special Assessment Bonds, 6%, 5/01/20	820	633,762
	Panther Trace Community Development District II, Florida,
	Special Assessment Revenue Bonds, 5.125%, 11/01/13	2,240	1,380,176
	Portofino Shores, Florida, Community Development District,
	Special Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	870,430
	South Lake County, Florida, Hospital District Revenue Bonds
	(South Lake Hospital, Inc.), 6.625%, 10/01/23	2,390	2,224,134
	Sterling Hill Community Development District, Florida,
	Capital Improvement Revenue Refunding Bonds, Series B,
	5.50%, 11/01/10	175	171,539
	University of Florida Research Foundation, Inc., Capital
	Improvement Revenue Bonds, 5.125%, 9/01/33 (e)	4,000	3,634,520

			30,370,968

Idaho - 0.8%	Boise City, Idaho, COP, AMT, 5.50%, 9/01/25 (d)(g)	4,000	3,682,120
	Idaho Housing and Finance Association, S/F Mortgage Revenue
	Bonds, AMT, Series F-2, 5.85%, 7/01/15 (i)	255	260,832

			3,942,952

Illinois - 7.5%	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, AMT, Series B-2,
	5.75%, 1/01/23 (f)	8,130	8,113,903
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, AMT, Series B-2, 6%,
	1/01/29 (j)	2,510	2,349,711
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Refunding Bonds, Third Lien, AMT, Series A-2, 5.75%,
	1/01/19 (f)	2,550	2,591,743
	Du Page and Will Counties, Illinois, Community School District
	Number 204 (Indian Prairie), GO, 5.25%, 12/30/22 (d)(g)	8,650	9,226,609
	Hodgkins, Illinois, Environmental Improvement Revenue Bonds
	(Metro Biosolids Management LLC Project), AMT, 5.90%,
	11/01/17	6,000	5,829,120

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Illinois Development Finance Authority Revenue Bonds
	(Community Rehabilitation Providers Facilities), Series A, 6.625%,
	7/01/32	$ 6,930	$ 5,783,154
	Illinois State Finance Authority Revenue Bonds (Landing At
	Plymouth Place Project), Series A, 6%, 5/15/25	1,800	1,274,526
	Village of Wheeling, Illinois, Revenue Bonds (North
	Milwaukee/Lake-Cook Tax Increment Financing (TIF)
	Redevelopment Project), 6%, 1/01/25	1,580	1,169,753

			36,338,519

Indiana - 0.4%	Jasper County, Indiana, PCR, Refunding (Northern Indiana
	Public Service), Series C, 5.85%, 4/01/19 (d)	2,000	1,968,200

Kentucky - 1.7%	Kentucky State Property and Buildings Commission, Revenue
	Refunding Bonds (Project Number 93), 5.25%, 2/01/24 (k)	8,000	8,324,960

Louisiana - 2.8%	Louisiana Public Facilities Authority Revenue Bonds (Nineteenth
	Judicial District Court Building Project),
	5.50%, 6/01/41 (d)(g)	2,000	2,006,800
	Louisiana Public Facilities Authority Revenue Bonds (University of
	New Orleans Research and Technology Foundation, Inc. - Student
	Housing Project), 5.25%, 3/01/26 (d)	6,965	6,597,387
	New Orleans, Louisiana, Aviation Board Revenue Refunding
	Bonds, Series A-2, 6%, 1/01/23 (k)	850	861,900
	Port New Orleans, Louisiana, IDR, Refunding (Continental
	Grain Company Project), 6.50%, 1/01/17	5,000	4,189,700

			13,655,787

Maine - 0.3%	Portland, Maine, Housing Development Corporation, Senior
	Living Revenue Bonds (Avesta Housing Development
	Corporation Project), Series A, 6%, 2/01/34	1,965	1,369,703

Maryland - 0.1%	Maryland State Industrial Development Financing Authority, EDR
	(Our Lady of Good Counsel School), Series A, 6%, 5/01/35	500	326,845

Massachusetts - 1.6%	Massachusetts Bay Transportation Authority, Sales Tax
	Revenue Refunding Bonds, Senior Series A, 5%, 7/01/12 (c)	4,560	5,062,831
	Massachusetts State Development Finance Agency, Resource
	Recovery Revenue Bonds (Ogden Haverhill Associates), AMT,
	Series B, 5.35%, 12/01/15	1,210	1,023,478
	Massachusetts State Development Finance Agency, Resource
	Recovery Revenue Bonds (Ogden Haverhill Associates), AMT,
	Series B, 5.50%, 12/01/19	2,000	1,601,480

			7,687,789

Michigan - 2.8%	Macomb County, Michigan, Hospital Finance Authority,
	Hospital Revenue Bonds (Mount Clemens General Hospital),
	Series B, 5.875%, 11/15/13 (c)	2,325	2,723,947
	Michigan State Hospital Finance Authority, Revenue Refunding
	Bonds (Oakwood Obligated Group), Series A,
	6%, 4/01/22	4,795	4,540,961

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Wayne County, Michigan, Airport Authority Revenue Bonds
	(Detroit Metropolitan Wayne County Airport), AMT, 4.75%,
	12/01/18 (d)(k)	$ 7,000	$ 6,549,130

			13,814,038

Minnesota - 1.1%	Minneapolis and Saint Paul, Minnesota, Housing and
	Redevelopment Authority, Health Care System Revenue Bonds
	(Group Health Plan, Inc. Project), 6%, 12/01/19	1,000	989,750
	Minneapolis and Saint Paul, Minnesota, Housing and
	Redevelopment Authority, Health Care System Revenue Bonds
	(Group Health Plan, Inc. Project), 6%, 12/01/21	2,545	2,431,238
	Minnesota State Municipal Power Agency, Electric Revenue
	Bonds, Series A, 5.25%, 10/01/24	2,000	2,011,440

			5,432,428

Mississippi - 1.3%	Mississippi Business Finance Corporation, Mississippi, PCR,
	Refunding (System Energy Resources, Inc. Project), 5.875%,
	4/01/22	5,000	4,090,700
	Mississippi Business Finance Corporation, Mississippi, PCR,
	Refunding (System Energy Resources, Inc. Project), 5.90%,
	5/01/22	2,910	2,384,570

			6,475,270

Nevada - 0.3%	Clark County, Nevada, Improvement District Number 142,
	Special Assessment Bonds, 6.375%, 8/01/23	2,190	1,577,654

New Jersey - 13.4%	Garden State Preservation Trust of New Jersey, Open Space
	and Farmland Preservation Revenue Bonds, Series A, 5.80%,
	11/01/21 (f)	3,635	4,102,534
	Garden State Preservation Trust of New Jersey, Open Space
	and Farmland Preservation Revenue Bonds, Series A, 5.80%,
	11/01/23 (f)	5,050	5,588,532
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%,
	6/15/29	9,810	7,357,598
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
	Series A, 5.25%, 7/01/33 (d)	17,900	17,537,346
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines, Inc. Project), AMT, 6.625%, 9/15/12	5,540	4,715,371
	New Jersey EDA, Water Facilities Revenue Refunding Bonds
	(American Water), AMT, Series B, 5.125%, 4/01/22 (e)	5,000	4,030,800
	New Jersey State Housing and Mortgage Finance Agency, S/F
	Housing Revenue Bonds, AMT, Series X, 5.10%, 10/01/23	4,500	4,360,230
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series D, 5%,
	6/15/18 (e)	4,215	4,481,219
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series D, 5%,
	6/15/19 (f)	11,120	11,828,678

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	South Jersey Port Corporation of New Jersey, Marine
	Terminal Revenue Bonds, Series O-1, 4.625%, 1/01/23	$ 1,375	$ 1,372,140

			65,374,448

New Mexico - 2.1%	New Mexico Finance Authority, Senior Lien State Transportation
	Revenue Bonds, Series A, 5.125%, 6/15/18 (d)	9,520	10,312,254

New York - 29.7%	Dutchess County, New York, IDA, Civic Facility Revenue Bonds
	(Saint Francis Hospital), Series B, 7.25%, 3/01/19	965	878,401
	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	1,475	1,523,380
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series A, 5%, 11/15/25	1,980	1,975,406
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5%, 11/15/25 (d)(g)	3,600	3,591,648
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (Continental Airlines, Inc. Project), AMT, 8.375%,
	11/01/16	3,500	2,569,770
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-1, 5%,
	1/15/23	3,560	3,643,197
	New York City, New York, City Transitional Finance Authority,
	Building Aid Revenue Bonds, Series S-1, 5%,
	7/15/24 (d)(g)	2,500	2,535,475
	New York City, New York, GO, Refunding, Series B, 5.75%,
	8/01/15	5,000	5,459,250
	New York City, New York, GO, Series D1, 5.125%, 12/01/26	4,615	4,538,068
	New York City, New York, IDA, Civic Facility Revenue Bonds
	(Special Needs Facilities Pooled Program), Series C-1, 6.80%,
	7/01/19	2,055	1,723,241
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/20 (d)	9,070	9,783,990
	New York State Dormitory Authority, Lease Revenue Refunding
	Bonds (Court Facilities), Series A, 5.25%, 5/15/12	5,580	6,028,409
	New York State Dormitory Authority, Non-State Supported
	Debt, Lease Revenue Bonds (Municipal Health Facilities
	Improvement Program), Sub-Series 2-4, 5%, 1/15/27	6,900	6,811,335
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.625%, 7/01/18	2,385	2,446,557
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.625%, 7/01/19	1,330	1,361,375
	New York State Dormitory Authority Revenue Bonds (North
	Shore - Long Island Jewish Health System), 5%, 5/01/12	1,000	1,053,620
	New York State Dormitory Authority Revenue Bonds (School
	Districts Financing Program), Series D, 5.25%, 10/01/23 (d)	9,540	9,698,650

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York State Environmental Facilities Corporation, State
	Personal Income Tax Revenue Bonds, Series A, 5.25%,
	12/15/14 (c)(g)	$ 7,380	$ 8,667,662
	New York State Thruway Authority, Local Highway and Bridge
	Service Contract, Revenue Refunding Bonds, 5.50%, 4/01/17	60	65,071
	New York State Urban Development Corporation, Correctional
	and Youth Facilities Services, Revenue Refunding Bonds,
	Series A, 5.50%, 1/01/17	10,825	11,219,679
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds (State Facilities), Series A-1,
	5.25%, 3/15/34 (d)(g)	10,000	10,056,900
	New York State Urban Development Corporation, Service
	Contract Revenue Refunding Bonds, Series B, 5%, 1/01/21	8,000	8,332,960
	Port Authority of New York and New Jersey, Consolidated
	Revenue Refunding Bonds, 153rd Series, 5%, 7/15/24	2,010	2,089,094
	Port Authority of New York and New Jersey, Senior
	Consolidated Revenue Bonds, AMT, 131st Series, 5%,
	12/15/17 (l)	5,000	5,144,250
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series A-1, 5.25%, 6/01/22 (e)	6,510	6,457,334
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series C-1, 5.50%, 6/01/20 (g)	9,750	9,909,120
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series C-1, 5.50%, 6/01/21	7,000	7,072,100
	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series C-1, 5.50%, 6/01/22	10,000	10,061,300

			144,697,242

North Carolina - 0.9%	Gaston County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, Revenue Bonds
	(National Gypsum Company Project), AMT, 5.75%, 8/01/35	3,105	1,634,068
	North Carolina Municipal Power Agency Number 1, Catawba
	Electric Revenue Bonds, Series A, 5.25%, 1/01/20 (d)	2,700	2,734,452

			4,368,520

Ohio - 0.8%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2,
	6.50%, 6/01/47	4,820	3,010,668
	Port of Greater Cincinnati Development Authority, Ohio,
	Special Assessment Revenue Bonds (Cooperative Public
	Parking Infrastructure Project), 6.30%, 2/15/24	1,280	990,579

			4,001,247

Pennsylvania - 9.3%	Montgomery County, Pennsylvania, IDA, Revenue Bonds
	(Whitemarsh Continuing Care Project), 6%, 2/01/21	3,500	2,536,835
	Pennsylvania Economic Development Financing Authority,
	Exempt Facilities Revenue Bonds (National Gypsum
	Company), AMT, Series A, 6.25%, 11/01/27	7,710	4,099,870

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia
	Airport System), AMT, Series A, 5%, 6/15/20 (f)	$ 2,895	$ 2,762,409
	Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds
	(Philadelphia Airport System), AMT, Series B, 5%, 6/15/19 (f)	3,905	3,787,616
	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds,
	1975 General Ordinance, 17th Series, 5.375%,
	7/01/22 (f)	7,490	7,754,472
	Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25%,
	9/01/17 (f)	9,630	10,371,895
	Pittsburgh, Pennsylvania, GO, Series C, 5.25%, 9/01/18 (f)	6,430	6,851,229
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System), Series
	A, 6.25%, 12/01/11 (c)	1,105	1,251,302
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System), Series
	A, 6.25%, 12/01/11 (c)	1,295	1,466,458
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System), Series
	A, 6.25%, 12/01/11 (c)	2,215	2,508,266
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System), Series
	A, 6.25%, 12/01/15	455	472,486
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System), Series
	A, 6.25%, 12/01/16	785	813,707
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System), Series
	A, 6.25%, 12/01/18	385	396,230

			45,072,775

South Carolina - 2.4%	Georgetown County, South Carolina, Pollution Control
	Facilities, Revenue Refunding Bonds (International Paper
	Company Project), Series A, 5.125%, 2/01/12	8,000	7,453,760
	Medical University Hospital Authority, South Carolina,
	Hospital Facilities Revenue Refunding Bonds, Series A, 5.25%,
	8/15/23 (d)(i)	4,250	4,136,993

			11,590,753

South Dakota - 0.3%	Educational Enhancement Funding Corporation, South Dakota,
	Series B, 6.50%, 6/01/32	2,200	1,535,776

Tennessee - 5.9%	Jackson, Tennessee, GO, Refunding, 4.50%, 3/01/20 (k)	2,000	2,069,300
	Jackson, Tennessee, GO, Refunding, 4.50%, 3/01/21 (k)	3,995	4,062,356
	Jackson, Tennessee, GO, Refunding, 4%, 3/01/22 (k)	720	687,017
	Jackson, Tennessee, GO, Refunding, 4%, 3/01/23 (k)	2,000	1,862,360
	Jackson, Tennessee, GO, Refunding, 4.375%, 3/01/24 (k)	1,870	1,796,677

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Johnson City, Tennessee, Health and Educational Facilities
	Board, Retirement Facility Revenue Bonds (Appalachian
	Christian Village Project), Series A, 6%, 2/15/19	$ 1,800	$ 1,434,294
	Memphis-Shelby County, Tennessee, Airport Authority, Airport
	Revenue Bonds, AMT, Series A, 5.50%, 3/01/17 (f)	2,005	2,022,564
	Shelby County, Tennessee, Health, Educational and Housing
	Facilities Board Revenue Bonds (Germantown Village),
	Series A, 6.75%, 12/01/18	3,550	3,011,075
	Shelby County, Tennessee, Health, Educational and Housing
	Facilities Board Revenue Bonds (Germantown Village),
	Series A, 7%, 12/01/23	1,450	1,167,047
	Shelby County, Tennessee, Health, Educational and Housing
	Facility Board, Hospital Revenue Refunding Bonds (Methodist
	Healthcare), 6%, 9/01/12 (c)	6,000	6,772,860
	Shelby County, Tennessee, Health, Educational and Housing
	Facility Board, Hospital Revenue Refunding Bonds (Methodist
	Healthcare), 6.25%, 9/01/12 (c)	3,500	3,980,235

			28,865,785

Texas - 9.1%	Austin, Texas, Convention Center Revenue Bonds (Convention
	Enterprises, Inc.), First Tier, Series A,
	6.375%, 1/01/11 (c)	5,575	6,042,018
	Bexar County, Texas, Health Facilities Development
	Corporation, Revenue Refunding Bonds (Army Retirement
	Residence Project), 6.30%, 7/01/12 (c)	1,500	1,715,325
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company Project), AMT, Series C, 5.75%, 5/01/36	7,000	4,770,010
	Dallas-Fort Worth, Texas, International Airport Facility
	Improvement Corporation, Revenue Bonds (Learjet, Inc.),
	AMT, Series A-1, 6.15%, 1/01/16	4,000	3,290,880
	Dallas-Fort Worth, Texas, International Airport Facility
	Improvement Corporation, Revenue Refunding Bonds, AMT,
	Series A-2, 9%, 5/01/29	3,000	1,680,930
	Dallas-Fort Worth, Texas, International Airport, Joint
	Revenue Refunding Bonds, AMT, Sub-Series A-2, 6.10%,
	11/01/24 (d)	1,500	1,502,490
	Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
	Petroleum Corporation Project), AMT, 7.50%, 5/01/25	2,440	2,350,964
	Gulf Coast Waste Disposal Authority, Texas, Revenue
	Refunding Bonds (International Paper Company), AMT, Series
	A, 6.10%, 8/01/24	2,000	1,413,600
	Houston, Texas, Airport System Revenue Refunding Bonds,
	Sub-Lien, AMT, Series A, 5.50%, 7/01/23 (f)	5,790	5,668,757

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Houston, Texas, Health Facilities Development Corporation,
	Retirement Facility Revenue Bonds (Buckingham Senior Living
	Community), Series A, 7%, 2/15/14 (c)	$ 1,500	$ 1,782,750
	Lower Colorado River Authority, Texas, PCR (Samsung Austin
	Semiconductor), AMT, 6.95%, 4/01/30	7,420	6,174,256
	Sabine River Authority, Texas, PCR, Refunding (TXU Electric
	Company Project/TXU Energy Company LLC), AMT, Series B,
	5.75%, 5/01/30	5,000	3,407,150
	Texas State Affordable Housing Corporation, S/F Mortgage
	Revenue Bonds (Professional Educators Home Loan Program),
	AMT, Series B, 5.95%, 12/01/39 (m)(n)(o)	4,741	4,721,514

			44,520,644

Vermont - 0.6%	Vermont Educational and Health Buildings Financing Agency,
	Hospital Revenue Bonds (Fletcher Allen Health Care),
	Series A, 6%, 12/01/23 (e)	3,000	2,772,960

Virginia - 2.6%	James City County, Virginia, IDA, Residential Care Facility
	Revenue Refunding Bonds, Series A, 5.75%, 3/01/17	3,285	2,807,821
	James City County, Virginia, IDA, Residential Care Facility
	Revenue Refunding Bonds, Series A, 6%, 3/01/23	1,150	864,892
	Tobacco Settlement Financing Corporation of Virginia, Asset-
	Backed Revenue Bonds, 5.625%, 6/01/15 (c)	7,800	8,911,188

			12,583,901

Washington - 2.2%	Snohomish County, Washington, School District Number 015
	(Edmonds), GO, 5%, 12/01/19 (d)(g)	10,000	10,819,300

Guam - 1.0%	Commonwealth of the Northern Mariana Islands, Guam, GO,
	Series A, 6.75%, 10/01/13 (c)	4,000	4,757,240
	Commonwealth of the Northern Mariana Islands, Guam, GO,
	Series A, 6.75%, 10/01/33	250	193,360

			4,950,600

Puerto Rico - 12.8%	Puerto Rico Commonwealth Aqueduct and Sewer Authority,
	Senior Lien Revenue Bonds, Series A, 5%, 7/01/25 (k)	3,215	3,059,555
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Subordinate Transportation Revenue Bonds,
	5.75%, 7/01/21 (g)	4,375	4,145,094
	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series NN, 5.50%, 7/01/13 (c)	17,935	20,663,272
	Puerto Rico Housing Financing Authority, Capital Funding
	Program, Subordinate Revenue Refunding Bonds, 5.125%,
	12/01/27	13,900	13,725,694
	Puerto Rico Industrial, Medical and Environmental Pollution
	Control Facilities Financing Authority, Special Facilities Revenue
	Bonds (American Airlines, Inc.), Series A,
	6.45%, 12/01/25	5,390	2,391,489

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.25%, 7/01/27	$ 3,930	$ 3,400,079
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series I, 5.50%,
	7/01/14 (c)(p)	8,000	9,103,280
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M-3, 6%,
	7/01/28 (d)(p)	1,900	1,846,914
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (c)	3,535	3,897,514

			62,232,891

US Virgin Islands -	Virgin Islands Government Refinery Facilities, Revenue Refunding
1.3%	Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	1,860	1,448,959
	Virgin Islands Public Finance Authority, Refinery Facilities
	Revenue Bonds (Hovensa Refinery), AMT, 6.125%, 7/01/22	6,750	4,943,835

			6,392,794

	Total Municipal Bonds - 144.5%		704,318,820

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (q)

California - 5.6%	Peralta, California, Community College District, GO
	(Election of 2000), Series D, 5%, 8/01/30 (f)	10,140	10,060,604
	San Jose, California, GO (Libraries, Parks and Public Safety
	Projects), 5%, 9/01/30 (d)	3,101	3,076,921
	Sequoia, California, Unified High School District, GO, Refunding,
	Series B, 5.50%, 7/01/35 (f)	9,028	9,196,787
	Tamalpais, California, Union High School District, GO
	(Election of 2001), 5%, 8/01/28 (f)	4,875	4,788,956

			27,123,268

Illinois - 2.7%	McHenry County, Illinois, Conservation District, GO, 5.125%,
	2/01/207 (f)	12,695	12,964,089

Massachusetts - 1.7%	Massachusetts State School Building Authority, Dedicated
	Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (f)	8,338	8,425,304

New York - 2.4%	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5.25%, 10/15/27 (e)	11,100	11,481,618

Texas - 6.8%	Harris County, Texas, Toll Road Revenue Refunding Bonds,
	Senior Lien, Series A, 5.25%, 8/15/35 (f)	31,240	33,157,199

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 19.2%		93,151,478

	Total Long-Term Investments
	(Cost - $843,672,532) - 163.7%		797,470,298

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

Money - Market	Merrill Lynch Institutional Tax-Exempt Fund, 0.61% (r)(s)	14,600,000	$ 14,600,000
Fund - 3.0%

		Par
State		(000)

California -	Antelope Valley, California, Health Care District Revenue
1.4%	Bonds, VRDN, Series A, 5.25%, 9/01/17 (t)	$ 8,000	6,730,480

	Total Short-Term Securities
	(Cost - $22,834,408) - 4.4%		21,330,480

	Total Investments (Cost - $866,506,940*) - 168.1%		818,800,778
	Other Assets Less Liabilities - 1.9%		9,040,924
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (11.0)%		(53,359,153)
	Preferred Shares, at Redemption Value - (59.0)%		(287,289,645)

	Net Assets Applicable to Common Shares - 100.0%	$ 487,192,904

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 813,237,437

Gross unrealized appreciation	$ 19,203,055
Gross unrealized depreciation	(66,922,518)

Net unrealized depreciation	$ (47,719,463)

(a) Non-income producing security.

(b) Issuer filed for bankruptcy and/or is in default of interest payments.

(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d) NPFGC Insured.

(e) AMBAC Insured.

(f) FSA Insured.

(g) FGIC Insured.

(h) BHAC Insured.

(i) FHA Insured.

(j) XL Capital Insured.

(k) Assured Guaranty Insured.

(l) CIFG Insured.

(m) FNMA Collateralized.

(n) GNMA Collateralized.

(o) FHLMC Collateralized.

(p) Commonwealth Guaranteed.

(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the
Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments February 28, 2009 (Unaudited)

(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional
Tax-Exempt Fund	14,600,000	$ 213,514

(s) Represents the current yield as of report date.

(t) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is as of report date. This rate changes periodically based upon prevailing market rates.

• Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as February 28, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$ 14,600,000
Level 2	804,200,778
Level 3	-

Total	$ 818,800,778

13

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: April 22, 2009